Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
3 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 22,876	$ 21,927	$ 21,961
Change in Fair value	302	3,913	(554)
Cumulative change in FV	$ 4,410	$ 4,108	$ (904)